STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2013	$ 17,212	$ 1,112,367	$ (283,851)	$ 12,401	$ 346,667	$ 1,204,796
Issuance of shares of ESPP	3	433				436
Exercise of share options	400	27,605				28,005
Stock-based compensation		29,814				29,814
Excess tax benefit from share-based payment arrangements		1,205				1,205
Treasury shares purchased			(92,786)			(92,786)
Other comprehensive loss				(22,947)		(22,947)
Dividends paid ($ 0.64 per share)					(38,142)	(38,142)
Net income					103,075	103,075
Balance at Dec. 31, 2014	17,615	1,171,424	(376,637)	(10,546)	411,600	1,213,456
Exercise of share options	362	26,736				27,098
Stock-based compensation		28,451				28,451
Excess tax benefit from share-based payment arrangements		7,595				7,595
Treasury shares purchased			(68,384)			(68,384)
Other comprehensive loss				(13,659)		(13,659)
Dividends paid ($ 0.64 per share)					(38,239)	(38,239)
Net income					258,831	258,831
Balance at Dec. 31, 2015	17,977	1,234,206	(445,021)	(24,205)	632,192	1,415,149
Exercise of share options	303	23,321				23,624
Equity awards assumed for acquisitions		11,675				11,675
Stock-based compensation		40,547				40,547
Excess tax benefit from share-based payment arrangements		7,868				7,868
Issuance of treasury shares under stock purchase plans, upon exercise of options and vesting of restricted stock units (2,290 ordinary shares)		(78)	78
Treasury shares purchased			(43,630)			(43,630)
Other comprehensive loss				(22,619)		(22,619)
Dividends paid ($ 0.64 per share)					(38,202)	(38,202)
Net income					116,920	116,920
Balance at Dec. 31, 2016	$ 18,280	$ 1,317,539	$ (488,573)	$ (46,824)	$ 710,910	$ 1,511,332